Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash	$ 23,792,408	$ 318,844
Sales tax receivable (Note 4)	294,164	10,644
Prepaids and deposits (Note 5)	932,150	67,973
Due from related party (Note 16)	10,287
Total Current Assets	25,029,009	397,461
Exploration and evaluation assets (Note 6)	12,077,584	5,730,224
Total Assets	37,106,593	6,127,685
Current Liabilities
Accounts payable and accrued liabilities (Note 7)	1,182,449	262,125
Due to related parties (Note 16)	110,274	279,642
Loan payable (Note 8)	201,157
Convertible debentures (Note 9)		423,139
Derivative liability (Note 10)	286,997	409,913
Total Liabilities	1,780,877	1,374,819
Shareholders’ Equity
Share capital (Note 11)	39,733,633	5,750,252
Reserve for share-based payments (Note 13)	6,067,323	1,154,905
Reserve for warrants (Note 14)	70,295	119,233
Accumulated deficit	(10,545,535)	(2,271,524)
Total Shareholders’ Equity	35,325,716	4,752,866
Total Liabilities and Shareholders’ Equity	$ 37,106,593	$ 6,127,685